UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08594
Special Equities Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Special Equities Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace and Defense — 3.9%
Armor Holdings, Inc. (1)	11,100	$461,871
Ceradyne, Inc. (1)	9,500	417,145
Hexcel Corp. (1)	10,500	145,110
Teledyne Technologies, Inc. (1)	8,200	205,328
United Defense Industries, Inc. (1)	11,000	439,890
United Industrial Corp.	4,100	134,849
		$1,804,193

Airlines — 0.7%
EGL, Inc. (1)	9,900	299,574
		$299,574

Apparel — 0.9%
Quiksilver, Inc. (1)	10,500	266,910
Skechers USA, Inc. (1)	9,000	130,680
		$397,590

Auto and Parts — 0.3%
Goodyear Tire & Rubber Co., (The) (1)	10,704	114,961
		$114,961

Banks — 3.8%
Bank of the Ozarks, Inc.	5,100	151,623
Cathay General Bancorp	3,800	141,322
East-West Bancorp, Inc.	9,100	305,669
First Bancorp Puerto Rico	2,900	140,070
Hanmi Financial Corp.	13,200	398,640
PrivateBancorp, Inc.	6,800	183,328
R & G Financial Corp., Class B	7,400	286,010
Wintrust Financial Corp.	2,600	148,928
		$1,755,590

Broadcasting and Cable — 0.8%
Central European Media Enterprises Ltd. (1)	13,700	388,532
		$388,532

Broadcasting and Radio — 0.8%
Sirius Satellite Radio, Inc. (1)	53,800	$172,160
XM Satellite Radio Holdings, Inc., Class A (1)	7,000	217,140
		$389,300

Building Materials — 1.5%
Florida Rock Industries, Inc.	4,500	220,455
MDC Holdings, Inc.	3,000	219,300
Texas Industries, Inc.	5,200	267,488
		$707,243

Business Services — 2.4%
Corporate Executive Board Co., (The)	8,200	502,168
Greenfield Online, Inc. (1)	7,641	155,189
Heidrick & Struggles International, Inc. (1)	8,200	236,324
Satyam Computer Services Ltd. ADR	9,800	226,576
		$1,120,257

Casinos and Gaming — 1.6%
Ameristar Casinos, Inc.	4,700	142,175
Boyd Gaming Corp.	5,300	149,195
Station Casinos, Inc.	9,000	441,360
		$732,730

Chemicals — 2.6%
Albemarle Corp.	5,200	182,468
Braskem SA ADR (1)	10,933	361,664
Hercules, Inc. (1)	9,600	136,800
IMC Global, Inc. (1)	14,700	255,633
Lyondell Chemical Co.	7,500	168,450
Terra Industries, Inc. (1)	7,875	68,197
		$1,173,212

Coal — 1.5%
CONSOL Energy, Inc.	7,900	275,631
Massey Energy Co.	14,700	425,271
		$700,902

Commercial Services — 1.5%
Alliance Data Systems Corp. (1)	10,600	429,936
CoStar Group, Inc. (1)	2,939	144,569
Intersections, Inc. (1)	7,300	106,945
		$681,450

Computer Equipment — 1.9%
PalmOne, Inc. (1)	16,085	$489,627
Research in Motion Ltd. (1)	4,800	366,432
		$856,059

Computer Services — 1.1%
Anteon International Corp. (1)	4,000	146,600
Cognizant Technology Solutions Corp. (1)	6,100	186,111
SRA International, Inc., Class A (1)	3,300	170,148
		$502,859

Computer Software — 0.3%
Kronos, Inc. (1)	3,300	146,157
		$146,157

Distribution/Wholesale — 0.3%
Scansource, Inc. (1)	2,300	146,740
		$146,740

Drugs — 4.5%
Bone Care International, Inc. (1)	8,900	216,270
Elan Corp. PLC ADR (1)	4,800	112,320
First Horizon Pharmaceutical Corp. (1)	15,600	312,156
Immucor, Inc. (1)	22,300	551,925
Pharmion Corp. (1)	7,800	403,229
Salix Pharmaceuticals Ltd. (1)	10,400	223,808
Valeant Pharmaceuticals International	10,700	258,084
		$2,077,792

Educational Services — 0.5%
Blackboard, Inc. (1)	13,500	231,660
		$231,660

Electronics - Equipment — 0.3%
Ametek, Inc.	3,800	115,216
		$115,216

Electronics - Instruments — 1.0%
Molecular Devices Corp. (1)	5,400	127,278
Trimble Navigation Ltd. (1)	5,600	176,960
Woodward Governor Co.	2,600	175,474
		$479,712

Electronics - Semiconductors — 2.5%
Cree, Inc. (1)	13,800	$421,314
Microsemi Corp. (1)	12,500	176,250
OmniVision Technologies, Inc. (1)	10,100	142,915
Silicon Image, Inc. (1)	31,600	399,424
		$1,139,903

Entertainment — 0.4%
WMS Industries, Inc. (1)	7,000	179,830
		$179,830

Financial Services — 1.7%
First Marblehead Corp., (The) (1)	14,000	649,600
Jones Lang LaSalle, Inc. (1)	4,300	141,943
		$791,543

Food - Wholesale / Distribution — 0.2%
United Natural Foods, Inc. (1)	3,500	93,100
		$93,100

Health Services — 1.3%
Covance, Inc. (1)	10,700	427,679
Sierra Health Services (1)	4,000	191,720
		$619,399

Hotels — 1.6%
Choice Hotels International, Inc.	8,100	466,479
Wynn Resorts Ltd. (1)	5,100	263,619
		$730,098

Household Products — 0.6%
Chattem, Inc. (1)	9,100	293,475
		$293,475

Insurance — 0.6%
Triad Guaranty, Inc. (1)	5,100	282,948
		$282,948

Internet - Software — 2.3%
Akamai Technologies, Inc. (1)	43,700	613,985
F5 Networks, Inc. (1)	11,100	338,106
TIBCO Software, Inc. (1)	10,500	89,355
		$1,041,446

Internet Content - Entertainment — 0.9%
Ask Jeeves, Inc. (1)	8,700	284,577
CNET Networks, Inc. (1)	13,900	127,185
		$411,762

Internet Services — 2.7%
Blue Nile, Inc. (1)	9,400	$316,592
Infospace, Inc. (1)	7,200	341,208
J2 Global Communications, Inc. (1)	5,600	176,904
Websense, Inc. (1)	9,800	408,366
		$1,243,070

Investment Services — 0.8%
Greenhill and Co., Inc.	8,900	210,040
New Century Financial Corp. (1)	2,600	156,572
		$366,612

Machinery — 0.9%
IDEX Corp.	5,000	169,800
Joy Global, Inc.	7,300	250,974
		$420,774

Medical - Biomed / Genetics — 1.6%
Martek Biosciences, Corp. (1)	1,975	96,064
Protein Design Labs, Inc. (1)	17,000	332,860
Serologicals Corp. (1)	12,900	300,957
		$729,881

Medical Products — 11.1%
Abiomed, Inc. (1)	8,800	77,880
Advanced Medical Optics, Inc. (1)	4,200	166,194
ArthroCare Corp. (1)	5,500	161,095
Aspect Medical Systems, Inc. (1)	13,900	251,451
Celgene Corp. (1)	7,100	413,433
Cooper Cos., Inc.	4,400	301,620
Cytyc Corp. (1)	19,900	480,585
Dade Behring Holdings, Inc. (1)	10,625	592,004
DENTSPLY International, Inc.	5,000	259,700
Given Imaging Ltd. (1)	21,200	815,140
Haemonetics Corp. (1)	11,700	384,228
Intuitive Surgical, Inc. (1)	7,600	188,100
Kyphon, Inc. (1)	33,300	825,174
NuVasive, Inc. (1)	5,400	57,024
Wright Medical Group, Inc. (1)	5,900	148,208
		$5,121,836

Metals - Industrial — 3.8%
Allegheny Technologies, Inc.	11,600	$211,700
Cameco Corp.	3,300	261,492
Carpenter Technology	3,200	152,768
Cleveland-Cliffs, Inc. (1)	2,800	226,436
Lone Star Technologies, Inc. (1)	9,400	355,320
Simpson Manufacturing Co., Inc.	2,700	170,640
Steel Dynamics, Inc.	9,600	370,752
		$1,749,108

Oil and Gas - Equipment and Services — 2.3%
Atwood Oceanics, Inc. (1)	5,600	266,224
Cal Dive International, Inc. (1)	3,400	121,108
Hydril Co. (1)	4,100	176,095
Input/Output, Inc. (1)	12,600	129,906
National-Oilwell, Inc. (1)	5,100	167,586
Varco International, Inc. (1)	7,900	211,878
		$1,072,797

Oil and Gas - Exploration and Production — 7.3%
Cabot Oil & Gas Corp.	4,600	206,540
Denbury Resources, Inc. (1)	21,900	556,260
Harvest Natural Resources, Inc. (1)	13,800	229,080
Houston Exploration Co. (1)	3,500	207,725
Newfield Exploration Co. (1)	4,300	263,332
Quicksilver Resources, Inc. (1)	24,200	790,614
Range Resources Corp.	8,200	143,418
Southwestern Energy Co. (1)	9,100	382,109
Ultra Petroleum Corp. (1)	3,700	181,485
Vintage Petroleum, Inc.	20,200	405,414
		$3,365,977

Paper and Forest Products — 0.8%
Caraustar Industries, Inc. (1)	10,600	177,762
Louisiana-Pacific Corp.	6,700	173,865
		$351,627

Real Estate Operation / Development — 0.4%
St. Joe Co., (The)	3,800	181,526
		$181,526

REITS — 1.0%
Host Marriott Corp. (1)	24,400	342,332
LaSalle Hotel Properties	4,800	132,480
		$474,812

Retail — 4.5%
American Eagle Outfitters	9,200	$339,020
Cabela’s, Inc., Class A (1)	17,000	405,450
Circuit City Stores, Inc.	13,300	204,022
Gander Mountain Co. (1)	3,420	68,451
Guitar Center, Inc. (1)	4,500	194,850
Kmart Holding Corp. (1)	2,450	214,302
Pacific Sunwear of California, Inc. (1)	7,400	155,770
Urban Outfitters, Inc. (1)	14,600	502,240
		$2,084,105

Retail - Restaurants — 0.3%
Jack in the Box, Inc. (1)	4,300	136,439
		$136,439

Semiconductor Equipment — 1.1%
Lam Research Corp. (1)	7,800	170,664
Tessera Technologies, Inc. (1)	14,900	329,290
		$499,954

Software Services — 3.7%
Cogent, Inc. (1)	16,911	308,118
Paxar Corp. (1)	14,100	319,788
Salesforce.com, Inc. (1)	11,700	182,871
Verint Systems, Inc. (1)	14,300	526,812
Witness Systems, Inc. (1)	23,700	380,859
		$1,718,448

Telecommunications - Equipment — 2.0%
Alvarion Ltd. (1)	14,600	188,924
American Tower Corp., Class A (1)	18,950	290,883
Ditech Communications Corp. (1)	6,700	150,013
SpectraSite, Inc. (1)	5,900	274,350
		$904,170

Telecommunications - Services — 4.5%
AO VimpelCom ADR (1)	3,350	364,480
CANTV ADR	2,991	67,387
NII Holdings, Inc., Class B (1)	34,500	1,421,745
Telephone & Data Systems, Inc.	2,500	210,425
		$2,064,037

Transportation — 4.1%
Landstar System, Inc. (1)	5,200	$305,136
Overnite Corp.	5,000	157,150
Overseas Shipholding Group	7,400	367,336
Teekay Shipping Corp.	7,300	314,557
UTI Worldwide, Inc.	4,500	264,645
Yellow Roadway Corp. (1)	9,800	459,522
		$1,868,346

Total Common Stocks
(identified cost $38,642,782)		$44,758,752

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	900	$900,000

Total Short-Term Investments (at amortized cost, $900,000)		$900,000

Total Investments — 99.2% (identified cost $39,542,782)		$45,658,752

Other Assets, Less Liabilities — 0.8%		$386,157

Net Assets — 100.0%		$46,044,909

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,542,782
Gross unrealized appreciation	$6,415,383
Gross unrealized depreciation	(299,413)
Net unrealized appreciation	$6,115,970

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	November 17, 2004